UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21061

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

(Exact name of registrant as specified in charter)

________

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: October 31, 2012

Item 1. Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2012

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments

October 31, 2012

(unaudited)

	Cost	Value	% of Members' Capital (2)
Portfolio Funds
Absolute Return Capital Partners, L.P.	$60,000,000	$55,253,902	6.72%
Brevan Howard Credit Catalysts Fund, L.P.	60,000,000	64,144,141	7.80
Capstone Vol (Offshore) Limited	35,000,000	35,699,795	4.34
Cornwall Domestic LP	29,000,000	28,081,035	3.41
Davidson Kempner Partners	85,543,694	118,299,914	14.38
Farallon Capital Offshore Investors, Inc.	98,172,893	115,143,564	14.00
FFIP, L.P.	71,630,000	121,223,048	14.73
GMO Mean Reversion Fund (Onshore)	40,692,369	36,055,518	4.38
Luxor Capital Partners, LP	40,000,000	38,900,230	4.73
Oceanwood Global Opportunities Fund LP	85,000,000	104,095,255	12.65
Parsec Trading Corp.	64,555,465	65,125,747	7.91
Sowood Alpha Fund LP (1)	1,625,301	473,624	0.06
Total Portfolio Funds	671,219,722	782,495,773	95.11

Cash Equivalent
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 19,182,253)	19,182,253	19,182,253	2.33
Total Portfolio Funds and Cash Equivalent	$690,401,975	$801,678,026	97.44%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $822,726,255.

3 Rate disclosed is the 7-day effective yield as of 10/31/12.

The aggregate cost of investments for tax purposes was $743,821,016. Net unrealized appreciation on investments for tax purposes was $57,857,010 consisting of $73,885,183 of gross unrealized appreciation and $16,028,173 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 95.11% of Members’ Capital, have been fair valued

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments

October 31, 2012

(unaudited)

	Cost	Value	% of Members' Capital (1)
Portfolio Funds
AG Mortgage Value Partners, L.P.	$58,987,029	$80,999,912	16.04%
Anchorage Capital Partners, L.P.	65,000,000	89,244,938	17.67
Aurelius Capital Partners, LP	55,500,000	85,787,655	16.99
Centerbridge Credit Partners, L.P.	43,250,000	50,776,068	10.05
Davidson Kempner Distressed Opportunities Fund LP	36,411,206	45,410,250	8.99
King Street Capital, L.P.	41,331,042	67,677,637	13.40
One East Partners, L.P.	3,590,875	2,363,436	0.47
Silver Point Capital Fund, L.P.	1,976,811	3,127,935	0.62
Watershed Capital Partners, L.P.	59,050,000	72,073,532	14.27
Total Portfolio Funds	365,096,963	497,461,363	98.50

Cash Equivalent
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 8,902,246)	8,902,246	8,902,246	1.76
Total Portfolio Funds and Cash Equivalent	$373,999,209	$506,363,609	100.26%

1 Percentages are based on Members’ Capital of $505,046,411.

2 Rate disclosed is the 7-day effective yield as of 10/31/12.

The aggregate cost of investments for tax purposes was $448,737,918. Net unrealized appreciation on investments for tax purposes was $57,625,691 consisting of $61,545,605 of gross unrealized appreciation and $3,919,914 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.50% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments

October 31, 2012

(unaudited)

	Cost	Value	% of Members' Capital (2)
Portfolio Funds
Brookside Capital Partners Fund II, L.P.	$43,494,546	$42,041,911	5.19%
Cadian Fund LP	53,862,943	76,818,296	9.48
Conatus Capital Partners LP	30,138,429	36,468,397	4.50
Copper River Partners, L.P. (1)	542,124	169,638	0.02
Egerton Capital Partners, L.P.	50,000,000	52,748,292	6.51
GMO Tactical Opportunities Fund (Onshore)	33,753,495	34,263,808	4.23
Joho Partners, L.P.	77,215,642	97,668,733	12.05
Kriticos International Limited	36,311,398	32,915,946	4.06
Moon Capital Global Equity Fund, LP	50,115,010	50,765,234	6.27
MW European TOPS Fund	37,682,934	42,615,164	5.26
North River Partners, L.P.	45,629,729	51,849,837	6.40
Route One Fund I, L.P.	10,000,000	11,338,803	1.40
Samlyn Onshore Fund, LP	2,200,211	2,286,676	0.28
Sansar Capital Holdings, Ltd. (1)	299,786	502,074	0.06
Spindrift Partners, L.P.	1,108,079	1,030,311	0.13
The Elkhorn Fund, LLC	38,549,893	42,301,900	5.22
Tiger Consumer Partners, L.P.	51,649,445	58,796,119	7.26
Turiya Fund LP	25,000,000	24,247,104	2.99
Viking Global Equities LP	56,605,934	125,196,407	15.45
Total Portfolio Funds	644,159,598	784,024,650	96.76

Cash Equivalent
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 25,227,689)	25,227,689	25,227,689	3.11
Total Portfolio Funds and Cash Equivalent	$669,387,287	$809,252,339	99.87%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $810,255,231.

3 Rate disclosed is the 7-day effective yield as of 10/31/12.

The aggregate cost of investments for tax purposes was $746,504,206. Net unrealized appreciation on investments for tax purposes was $62,748,132 consisting of $100,176,745 of gross unrealized appreciation and $37,428,613 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.76% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of October 31, 2012:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Event Driven Arbitrage	$-	$142,995,485	$233,917,102	$376,912,587
Fixed Income Arbitrage	-	65,125,747	121,223,048	186,348,795
Multi-Strategy/GTAA	-	36,055,518	-	36,055,518
Global Macro	-	55,253,902	-	55,253,902
Long/Short Credit	-	64,144,141	-	64,144,141
Volatility Arbitrage	-	35,699,795	-	35,699,795
Event Driven Arbitrage – Special Situations	-	28,081,035	-	28,081,035
Cash Equivalent	19,182,253	-	-	19,182,253
Total Investments	$19,182,253	$427,355,623	$355,140,150	$801,678,026

Aetos Capital Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Distressed - Long Biased	$-	$80,999,912	$173,751,221	$254,751,133
Distressed - Variable Biased	-	-	242,710,230	242,710,230
Cash Equivalent	8,902,246	-	-	8,902,246
Total Investments	$8,902,246	$80,999,912	$416,461,451	$506,363,609

Aetos Capital Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Equity Hedged - Sector Specialist	$-	$110,645,956	$76,818,296	$187,464,252
Equity Hedged - Generalist	-	163,427,372	311,502,957	474,930,329
Directional Equity	-	52,748,292	1,532,385	54,280,677
Short-Biased Equity	-	67,179,754	169,638	67,349,392
Cash Equivalent	25,227,689	-	-	25,227,689
Total Investments	$25,227,689	$394,001,374	$390,023,276	$809,252,339

During the period February 1, 2012 through October 31, 2012 there were no transfers into or out of Level 1. The changes in investments classified as Level 3 are discussed below using the “beginning of period method” which assumes the investment entity would be transferred into or out of Level 3 at fair value at the beginning of the reporting period and are as follows for the period ending October 31, 2012.

Transfers between Level 2 and Level 3 reflect the impact of investment activity and/or investment holding periods on the Funds’ fair value hierarchy.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	Event Driven Arbitrage	Fixed Income Arbitrage	Total
Beginning Balance as of 1/31/12	$201,320,341	$98,506,438	$299,826,779
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/ (Depreciation)	12,596,761	12,716,610	25,313,371
Purchases	20,000,000	10,000,000	30,000,000
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending Balance as of 10/31/12	$233,917,102	$121,223,048	$355,140,150

Aetos Distressed Investment Strategies Fund, LLC
	Distressed - Long Biased	Distressed - Variable Biased	Total
Beginning Balance as of 1/31/12	$97,431,487	$234,604,570	$332,036,057
Realized Gain/(Loss)	1,148,870	5,398,225	6,547,095
Change in Unrealized Appreciation/ (Depreciation)	11,259,436	15,707,435	26,966,871
Purchases	-	-	-
Sales	(4,167,658)	(13,000,000)	(17,167,658)
Transfers into Level 3	68,079,086	-	68,079,086
Transfers out of Level 3	-	-	-
Ending Balance as of 10/31/12	$173,751,221	$242,710,230	$416,461,451

Aetos Capital Long/Short Strategies Fund, LLC
	Equity Hedged - Sector Specialist	Equity Hedged - Generalist	Directional Equity	Short-Biased Equity	Total
Beginning Balance as of 1/31/12	$87,379,056	$412,513,239	$1,583,762	$33,439,235	$534,915,292
Realized Gain/(Loss)	3,862,943	3,382,886	(15,276)	-	7,230,553
Change in Unrealized Appreciation/ (Depreciation)	(4,423,703)	16,534,561	157,924	(15,619)	12,253,163
Purchases	-	25,000,000	14,583	-	25,014,583
Sales	(10,000,000)	(45,340,983)	(208,608)	-	(55,549,591)
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	-	(100,586,746)	-	(33,253,978)	(133,840,724)
Ending Balance as of 10/31/12	$76,818,296	$311,502,957	$1,532,385	$169,638	$390,023,276

The changes in net unrealized appreciation of investments in Portfolio Funds still held by the Funds at October 31, 2012 were as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	Event Driven Arbitrage	Fixed Income Arbitrage	Total
Change in unrealized appreciation	$12,596,761	$12,716,610	$25,313,371

Aetos Capital Distressed Investment Strategies Fund, LLC
	Distressed - Long Biased	Distressed - Variable Biased	Total
Change in unrealized appreciation	$11,827,981	$19,914,690	$31,742,671

Aetos Capital Long/Short Strategies Fund, LLC
	Equity Hedged - Sector Specialist	Equity Hedged - Generalist	Directional Equity	Short-Biased Equity	Total
Change in unrealized appreciation	$(1,623,256)	$18,742,180	$145,252	$(15,619)	17,248,557

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Multi-Strategy Arbitrage Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: December 20, 2012

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: December 20, 2012

* Print the name and title of each signing officer under his or her signature.